Intangible Assets and Goodwill - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Goodwill [Line Items]
Impairment loss on goodwill			$ 19,542,436	$ 3,288,847
Impairment loss on right-of-use assets			424,454
Intangible assets, Impairment loss			17,979,060	1,527,000
Goodwill impairment expense	$ 19,542,436		$ 19,542,436	105,274,370
Pre tax discount rate			11.60%
Business plan duration		3 years
Operating result growth rate		3.50%
Trademarks
Goodwill [Line Items]
Intangible assets, Impairment loss	$ 15,385,531	$ 2,593,529
Biodroga
Goodwill [Line Items]
Impairment loss on goodwill			$ 0	$ 0
Pre-tax discount rate on discounted cash flow			13.34%	15.175%
Terminal growth rate			2.50%	2.50%
Sprout
Goodwill [Line Items]
Impairment loss on goodwill		$ 7,570,471	$ 11,971,965